UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑24028

Columbia Credit Income Opportunities Fund
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G. Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345‑6611
Date of fiscal year end: Last Day of July
Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Columbia Credit Income Opportunities Fund
Semiannual Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Credit Income Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Credit Income Opportunities Fund | 2026

Fund at a Glance
(Unaudited)
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2025
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2025
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets as of January 31, 2026. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings
Uniform Mortgage-Backed Security TBA 03/13/2055 5.000%	9.1%
GITSIT Mortgage Loan Trust 02/25/2055 8.837%	4.9%
AGNC Investment Corp. 12/31/2079 8.750%	3.9%
Knock Issuer Trust 02/25/2030 9.054%	3.1%
Ally Bank Auto Credit-Linked Notes 09/15/2033 9.935%	2.9%
Toorak Mortgage Trust 02/25/2039 10.521%	2.9%
Upstart Securitization Trust 04/20/2035 9.270%	2.8%
EASY 05/25/2040 9.116%	2.8%
MPOWER Education Trust 07/21/2042 10.840%	2.7%
MPOWER Education Trust 12/22/2042 10.000%	2.7%

Asset Categories
Residential Mortgage-Backed Securities - Non-Agency	48.4%
Asset-Backed Securities - Non-Agency	41.5%
Residential Mortgage-Backed Securities - Agency	13.6%
Preferred Stocks	3.9%
Money Market Funds	2.3%
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 41.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHD Trust(a)
Series 2025-DS1 Class B
01/09/2034	9.380%	2,100,000	2,134,367
Affirm Asset Securitization Trust(a),(b)
Series 2025-X1 Class CERT
04/15/2030	0.000%	20,020	724,036
Series 2025-X2 Class CERT
10/15/2030	0.000%	15,500	1,566,247
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	1,396,203	1,405,434
Series 2025-B Class G
09/15/2033	9.935%	2,362,510	2,364,757
Cherry Securitization Trust(a)
Series 2025-1A Class C
11/15/2032	9.340%	1,500,000	1,547,880
Elmwood CLO 16 Ltd.(a),(c)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.418%	1,000,000	1,003,429
Elmwood CLO VIII Ltd.(a),(c)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.918%	1,000,000	1,001,228
Exeter Automobile Receivables Trust(a)
Series 2026-1 Class E
01/15/2027	3.983%	1,250,000	1,251,591
Lendbuzz Securitization Trust(a)
Series 2026-1A Class D
02/15/2033	8.230%	2,000,000	2,001,252
MPOWER Education Trust(a),(d),(e)
Series 2025-1 Class C
12/22/2042	10.000%	3,934,586	2,242,714
MPOWER Education Trust(a)
Series 2025-A Class C
07/21/2042	10.840%	2,350,000	2,254,833
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	1,999,923	2,022,932
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	387,138	392,089
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(c)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.068%	1,000,000	1,014,657
Reach Abs Trust(a),(f)
Series 2026-1A Class E
02/15/2033	0.000%	2,000,000	2,003,559
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	2,180,000	2,192,660
Upgrade Master Pass-Thru Trust(a),(b)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	1,750,000	1,341,254
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	2,150,000	2,281,338
Series 2025-3 Class D
09/20/2035	7.410%	2,000,000	2,029,094
Valley Stream Park CLO Ltd.(a),(c)
Series 2024-1A Class E2RR
3-month Term SOFR + 7.100% Floor 7.100% 01/20/2037	10.768%	1,375,000	1,372,822
Total Asset-Backed Securities — Non-Agency (Cost $35,475,986)			34,148,173

Preferred Stocks 3.9%
Issuer		Shares	Value ($)
Financials 3.9%
Mortgage Real Estate Investment Trusts (REITS) 3.9%
AGNC Investment Corp.	8.750%	123,000	3,191,850
Total Financials			3,191,850
Total Preferred Stocks (Cost $3,135,918)			3,191,850

Residential Mortgage-Backed Securities - Agency 13.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Remics(c),(d),(e),(g)
CMO Series 2026-7 Class SC
-1.0 x 30-day Average SOFR + 6.700% Cap 6.700% 02/25/2056	3.001%	12,000,000	1,462,500
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(g)
CMO Series 2025-41 Class SL
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	3.497%	5,914,948	825,553
Government National Mortgage Association(c),(d),(e),(g)
CMO Series 2026-5 Class SB
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	1.993%	15,000,000	1,425,000
Uniform Mortgage-Backed Security TBA(h)
03/13/2055	5.000%	7,500,000	7,487,387
Total Residential Mortgage-Backed Securities - Agency (Cost $11,291,491)			11,200,440

Residential Mortgage-Backed Securities - Non-Agency 48.4%

A&D Mortgage Trust(a),(i)
Subordinated CMO Series 2024-NQM5 Class B1B
11/25/2069	7.678%	333,000	334,676
CHNGE Mortgage Trust(a),(i)
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.558%	175,000	146,347
COLT Mortgage Loan Trust(a),(i)
CMO Series 2023-1 Class B2
04/25/2068	7.933%	1,000,000	1,000,657
Dominion Mortgage Trust(a),(j)
CMO Series 2025-RTL1 Class M
03/25/2030	10.186%	1,500,000	1,519,529
EASY(a),(i)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	2,250,000	2,260,444
Easy Street Mortgage Loan Trust(a),(i)
CMO Series 2025-RTL2 Class M
10/25/2040	9.395%	2,000,000	1,981,543
FIGRE Trust(a),(i)
CMO Series 2025-PF1 Class F
06/25/2055	9.697%	1,686,000	1,787,089
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	4,000,000	4,007,533
HOMES Trust(a),(i)
CMO Series 2025-NQM2 Class B2
02/25/2070	7.403%	2,000,000	1,997,676
Knock Issuer Trust(a)
CMO Series 2025-1 Class A2
02/25/2030	9.054%	2,500,000	2,512,887
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(i)
CMO Series 2025-RTL3 Class M2
08/25/2040	8.730%	1,250,000	1,279,871
Point Securitization Trust(a),(j)
CMO Series 2025-2 Class B1
09/25/2055	7.000%	1,250,000	1,102,171
PRPM LLC(a),(j)
CMO Series 2024-6 Class A2
11/25/2029	8.596%	2,000,000	2,001,886
CMO Series 2025-2 Class A2
05/25/2030	9.560%	1,750,000	1,752,471
CMO Series 2025-RCF1 Class M3
02/25/2055	4.500%	1,000,000	930,797
PRPM Trust(a),(i)
CMO Series 2025-NQM2 Class B1
04/25/2070	7.838%	2,000,000	2,055,596
Subordinated CMO Series 2023-NQM1 Class B2
01/25/2068	6.185%	1,250,000	1,255,064
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.368%	2,000,000	2,002,118
RCO VIII Mortgage LLC(a),(j)
CMO Series 2025-3 Class A2
05/25/2030	8.836%	1,750,000	1,759,958
Splitero Trust(a)
CMO Series 2025-1 Class B1
12/25/2055	7.000%	1,500,000	1,323,294
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRT1 Class B2
02/25/2039	10.521%	2,350,000	2,357,112
TVC Mortgage Trust(a),(h),(i)
CMO Series 2026-RTL1 Class M2
04/25/2040	8.682%	1,000,000	999,993
VCC Trust(a),(j)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	1,500,000	1,494,170
Visio Trust(a),(i)
Subordinated CMO Series 2023-1 Class B2
03/25/2058	7.806%	2,000,000	1,991,722
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $39,094,294)			39,854,604
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments (continued)
January 31, 2026 (Unaudited)

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(k),(l)	1,946,068	1,945,484
Total Money Market Funds (Cost $1,945,275)		1,945,484
Total Investments in Securities (Cost: $90,942,964)		90,340,551
Other Assets & Liabilities, Net		(7,980,782)
Net Assets		82,359,769
At January 31, 2026, securities and/or cash totaling $167,750 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	62	03/2026	USD	6,933,344	—	(47,425)
U.S. Treasury 5-Year Note	29	03/2026	USD	3,158,961	—	(8,677)
Total					—	(56,102)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $74,002,777, which represents 89.85% of total net assets.

(b)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of January 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $5,130,214, which represents 6.23% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(k)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	3,596,218	42,453,570	(44,104,406)	102	1,945,484	(67)	87,896	1,946,068
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	31,905,459	2,242,714	34,148,173
Preferred Stocks
Financials	3,191,850	—	—	3,191,850
Total Preferred Stocks	3,191,850	—	—	3,191,850
Residential Mortgage-Backed Securities - Agency	—	8,312,940	2,887,500	11,200,440
Residential Mortgage-Backed Securities - Non-Agency	—	39,854,604	—	39,854,604
Money Market Funds	1,945,484	—	—	1,945,484
Total Investments in Securities	5,137,334	80,073,003	5,130,214	90,340,551
Investments in Derivatives
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(56,102)	—	—	(56,102)
Total	5,081,232	80,073,003	5,130,214	90,284,449
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2026 ($)
Asset-Backed Securities — Non-Agency	-	6,272	-	(31,773)	2,268,215	-	-	-	2,242,714
Residential Mortgage-Backed Securities — Agency	-	(1,831)	-	(30,982)	2,920,313	-	-	-	2,887,500
Total		4,441		(62,755)	5,188,528				5,130,214
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2026 was $(62,755), which is comprised of Asset-Backed Securities - Non-Agency of $(31,773) and Residential Mortgage-Backed Securities - Agency of $(30,982).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at January 31, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	2,242,714
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	2,887,500
Total		5,130,214
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $88,997,689)	$88,395,067
Affiliated issuers (cost $1,945,275)	1,945,484
Margin deposits on:
Futures contracts	167,750
Receivable for:
Investments sold on a delayed delivery basis	22,559,863
Capital shares sold	40,000
Dividends	16,732
Interest	286,227
Variation margin for futures contracts	1,359
Expense reimbursement due from Investment Manager	313
Prepaid expenses	1,561
Other assets	22,505
Total assets	113,436,861
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	30,993,092
Variation margin for futures contracts	1,937
Management services fees	2,799
Distribution and/or service fees	1,012
Transfer agent fees	28,816
Compensation of chief compliance officer	6
Compensation of board members	705
Other expenses	46,960
Deferred compensation of board members	1,765
Total liabilities	31,077,092
Net assets applicable to outstanding capital stock	$82,359,769
Represented by
Paid in capital	82,334,191
Total distributable earnings (loss)	25,578
Total - representing net assets applicable to outstanding capital stock	$82,359,769
Class A
Net assets	$74,234,092
Shares outstanding	3,678,423
Net asset value per share	$20.18
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.80
Institutional Class
Net assets	$8,125,677
Shares outstanding	402,399
Net asset value per share	$20.19
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$82,032
Dividends — affiliated issuers	87,896
Interest	4,360,557
Total income	4,530,485
Expenses:
Management services fees	459,986
Distribution and/or service fees
Class A	169,635
Transfer agent fees
Class A	70,407
Institutional Class	5,826
Custodian fees	7,891
Printing and postage fees	17,625
Registration fees	24,534
Accounting services fees	26,710
Legal fees	8,948
Compensation of chief compliance officer	6
Compensation of board members	5,816
Deferred compensation of board members	1,363
Other	3,133
Total expenses	801,880
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,941)
Total net expenses	717,939
Net investment income	3,812,546
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,198,825
Investments — affiliated issuers	(67)
Futures contracts	273,425
Net realized gain	1,472,183
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,046,702)
Investments — affiliated issuers	102
Futures contracts	(122,549)
Net change in unrealized appreciation (depreciation)	(1,169,149)
Net realized and unrealized gain	303,034
Net increase in net assets resulting from operations	$4,115,580
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025 (a)
Operations
Net investment income	$3,812,546	$1,599,363
Net realized gain (loss)	1,472,183	(186,081)
Net change in unrealized appreciation (depreciation)	(1,169,149)	510,634
Net increase in net assets resulting from operations	4,115,580	1,923,916
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,597,552)	(954,021)
Institutional Class	(427,428)	(34,825)
Total distributions to shareholders	(5,024,980)	(988,846)
Increase in net assets from capital stock activity	25,143,290	7,190,809
Total increase in net assets	24,233,890	8,125,879
Net assets at beginning of period	58,125,879	50,000,000
Net assets at end of period	$82,359,769	$58,125,879

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,122,118	23,008,777	215,319	4,371,687
Distributions reinvested	35,937	728,433	862	17,553
Shares redeemed	(195,313)	(4,000,000)	—	—
Net increase	962,742	19,737,210	216,181	4,389,240
Institutional Class
Shares sold	253,328	5,191,500	137,243	2,786,260
Distributions reinvested	10,574	214,580	754	15,309
Net increase	263,902	5,406,080	137,997	2,801,569
Total net increase	1,226,644	25,143,290	354,178	7,190,809

(a)	Based on operations from April 17, 2025 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$20.36	1.06	0.12	1.18	(1.09)	(0.27)	(1.36)
Year Ended 7/31/2025(c)	$20.00	0.61	0.12	0.73	(0.37)	—	(0.37)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$20.38	1.11	0.11	1.22	(1.14)	(0.27)	(1.41)
Year Ended 7/31/2025(c)	$20.00	0.81	(0.04)(d)	0.77	(0.39)	—	(0.39)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 17, 2025. Per share data and total return reflect activity from that date.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$20.18	5.95%	2.22%	1.99%	10.31%	93%	$74,234
Year Ended 7/31/2025 (c)	$20.36	3.65%	2.29%	1.99%	10.37%	5%	$55,304
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$20.19	6.16%	1.72%	1.49%	10.92%	93%	$8,126
Year Ended 7/31/2025 (c)	$20.38	3.88%	1.82%	1.49%	13.80%	5%	$2,822
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Credit Income Opportunities Fund (the Fund) is a non-diversified fund. The Fund is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company that operates as an "interval fund".
The Fund was organized as a Massachusetts business trust (the Trust) on October 15, 2024, pursuant to the Declaration of Trust, which is governed by the laws of the Commonwealth of Massachusetts and commenced operations on April 17, 2025. The Fund had no investment operations prior to April 17, 2025, other than those relating to organizational matters and the sale to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), of: 2,499,500 Class A shares at a cost of $49,990,000; and 500 Class Inst (Institutional Class) shares at a cost of $10,000.
Basis for consolidation
Columbia Credit Income Opportunities Subsidiary Fund, LLC (the Subsidiary) is a Delaware limited liability company and wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Limited Liability Company Agreement, the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At January 31, 2026, the Subsidiary financial statement information is as follows:
% of consolidated fund net assets	0.01%
Net assets	$9,776
Net investment income (loss)	(317)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Declaration of Trust authorizes the issuance of an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Periodic repurchase offers
The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value (NAV). The Fund’s shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Fund’s shares.

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	56,102 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	273,425

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(122,549)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	11,257,645
Futures contracts — short	199,988
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets at an annual rate of 1.25%. “Net assets” means the net asset value of the Fund’s outstanding Common Stock plus the liquidation preference of any issued and outstanding preferred stock of the Fund. To date, the Fund has not issued preferred stock.

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
Organization expenses and offering costs
The Investment Manager will pay the expenses of the Fund’s organization and offering expenses in connection with the launch of the Fund. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including the prospectus and the statement of additional information (SAI)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, and legal and auditing fees associated with the Fund’s launch.
Although the Investment Manager is voluntarily paying the Fund’s organizational expenses and offering costs in connection with the Fund’s launch, it does not currently intend to recoup these expenses from the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a transfer agency fee which is a direct pass through of SS&C GIDS costs from invoices received from SS&C GIDS under a services agreement by and among SS&C GIDS and the Transfer Agent.  In addition, the Fund also pays a rate associated with the allocation of a portion of the Transfer Agent oversight and overhead costs.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Institutional Class	0.20
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
Distribution and Service Fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, a Distribution and Shareholder Servicing Plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. The distribution and/or service fees for Class A shares are subject to the requirements of Rule 12b-1 under the 1940 Act. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling Class A shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class A shares of the Fund. The combined total maximum annual rate at which the distribution and/or servicing fees may be paid under the Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A shares) is 0.50%.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	—	506,709
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.99
Institutional Class	1.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds, exchange-traded funds and closed-end funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
90,943,000	1,403,000	(2,062,000)	(659,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(58,730)	(60,903)	(119,633)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $103,887,361 and $69,099,107, respectively, for the six months ended January 31, 2026, of which $60,805,096 and $54,322,853, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Periodic repurchase offers
The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your shares, makes periodic offers to repurchase shares from shareholders. No shareholder has the right to require the Fund to repurchase its shares, except as permitted by the Fund’s interval structure. The shares have no history of public trading. No public market for the shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund, and then only on a limited basis.
The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy requiring the Fund to make quarterly offers to repurchase at least 5% and up to 25% of its shares at NAV.  For quarterly repurchase offers, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at NAV, subject to approval of the Board.
The Fund’s repurchase calendar is available at columbiathreadneedleus.com.  For the six months ended January 31, 2026, the results of the repurchase offer were as follows:
Repurchase offer date	Repurchase request deadline	Repurchase pricing date	Amount repurchased (all classes) ($)	Shares repurchased (all classes)	Percentage of outstanding shares repurchased
10/31/2025	12/10/2025	12/10/2025	4,000,000	195,313	4.9%
There is no minimum number of shares that must be tendered before the Fund will honor quarterly repurchase requests. In the event a quarterly repurchase offer by the Fund is oversubscribed, the Fund, subject to Board approval, may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered
Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
on a pro rata basis, and shareholders will have to wait until the next quarterly repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the date by which shareholders can tender their shares in response to a repurchase offer (Repurchase Request Deadline) and the date on which the NAV for tendered shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any shares in such repurchase.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund’s expenses and reducing any net investment income.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.

Columbia Credit Income Opportunities Fund  | 2026

Notes to Consolidated Financial Statements (continued)
January 31, 2026 (Unaudited)
Shareholder concentration  and large redemption risk
At January 31, 2026, affiliated shareholders of record owned 56.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Credit Income Opportunities Fund  | 2026

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Columbia Credit Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus containing information about the Fund (including its investment objectives, risks, charges, expenses and other information about the Fund) may be obtained by contacting your financial advisor or Columbia Management Investment Services Corp. at 800.345.6611. The prospectus should be read carefully before investing in the Fund.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR326_07_T01_(03/26)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable. The Registrant is an unlisted interval fund.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Credit Income Opportunities Fund

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	March 25, 2026